Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	TOP IMAGE SYSTEMS LTD.
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,021	$ 2,090
Restricted cash	174	20
Trade receivables (net of allowance for doubtful accounts of $ 84 and $146 at June 30, 2012 and December 31, 2011, respectively)	6,184	4,631
Other accounts receivable and prepaid expenses	731	637
Total current assets	11,110	7,378
LONG-TERM ASSETS:
Severance pay fund	1,372	1,299
Restricted cash	337	499
Long-term deposits and long-term assets	80	84
Property and equipment, net	433	485
Intangible assets, net		11
Goodwill	5,929	5,842
Total long-term assets	8,151	8,220
Total assets	19,261	15,598
CURRENT LIABILITIES:
Trade payables	423	351
Deferred revenues	3,329	2,084
Accrued expenses and other accounts payable	2,112	2,480
Total current liabilities	5,864	4,915
LONG-TERM LIABILITIES:
Accrued severance pay	1,624	1,543
Total long-term liabilities	1,624	1,543
COMMITMENTS, CONTINGENCIES AND CHARGES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at June 30, 2012 and December 31, 2011; Issued and outstanding: 11,486,265 and 10,873,558 shares at June 30, 2012 and December 31, 2011, respectively	128	121
Additional paid-in capital	35,674	34,118
Accumulated other comprehensive loss	(1,718)	(1,450)
Accumulated deficit	(22,311)	(23,649)
Total shareholders' equity	11,773	9,140
Total liabilities and shareholders' equity	$ 19,261	$ 15,598

BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
BALANCE SHEETS [Abstract]
Net allowance for doubtful accounts on trade receivables	$ 84		$ 146
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,486,265	11,486,265	10,873,558	10,873,558
Ordinary shares, shares outstanding	11,486,265	11,486,265	10,873,558	10,873,558

STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Products	$ 3,688	$ 3,154	$ 7,443	$ 7,359	$ 14,049
Services	4,336	3,908	8,265	6,861	14,624
Total revenues	8,024	7,062	15,708	14,220	28,673
Cost of revenues:
Products	283	246	512	755	1,670
Services	2,773	2,620	5,396	4,813	9,514
Total cost of revenues	3,056	2,866	5,908	5,568	11,184
Gross profit	4,968	4,196	9,800	8,652	17,489
Operating costs and expenses:
Research and development, net	649	490	1,337	981	1,976
Selling and marketing	2,163	1,748	4,240	3,477	7,748
General and administrative	1,260	991	2,884	2,213	4,383
Total operating costs and expenses	4,072	3,229	8,461	6,671	14,107
Operating income	896	967	1,339	1,981	3,382
Financial expenses, net	(97)	(408)	(17)	(684)	(911)
Other income, net					4
Income from continuing operations before taxes on income	799	559	1,322	1,297	2,475
Income tax expense (benefit)	(53)	2	(16)	3	125
Net income	852	557	1,338	1,294	2,350
Net earnings per share, (Note 4):
Basic	$ 0.07	$ 0.06	$ 0.12	$ 0.14	$ 0.23
Diluted	$ 0.07	$ 0.05	$ 0.11	$ 0.12	$ 0.21
Comprehensive income	$ 419	$ 704	$ 1,070	$ 1,804	$ 2,075

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Comprehensive income [Member]
Balance at Dec. 31, 2010	$ 4,292	$ 103	$ 31,363	$ (1,175)	$ (25,999)
Balance, shares at Dec. 31, 2010		9,400,638
Exercise of stock options	39		39
Exercise of stock options, shares		29,786
Issuance of Ordinary shares and Warrants, net	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net, shares		1,425,000
Change in foreign currency translation adjustments, net	510			510		510
Net income	1,294				1,294	1,294
Comprehensive income						1,804
Balance at Jun. 30, 2011	8,632	120	33,882	(665)	(24,705)
Balance, shares at Jun. 30, 2011		10,855,424
Balance at Dec. 31, 2010	4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010		9,400,638
Exercise of stock options	62	1	61
Exercise of stock options, shares		47,920
Issuance of Ordinary shares and Warrants, net	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net, shares		1,425,000
Change in foreign currency translation adjustments, net	(275)			(275)		(275)
Net income	2,350				2,350	2,350
Comprehensive income						2,075
Stock-based compensation expenses from options granted to employees and non-employees	214		214
Balance at Dec. 31, 2011	9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011	10,873,558	10,873,558
Exercise of stock options	707	5	702
Exercise of stock options, shares		462,707
Issuance of Restricted shares (Note 3)	496	2	494
Issuance of Restricted shares (Note 3), shares		150,000
Change in foreign currency translation adjustments, net	(268)			(268)		(268)
Net income	1,338				1,338	1,338
Comprehensive income						1,070
Stock-based compensation expenses from options granted to employees and non-employees	360		360
Balance at Jun. 30, 2012	$ 11,773	$ 128	$ 35,674	$ (1,718)	$ (22,311)
Balance, shares at Jun. 30, 2012	11,486,265	11,486,265

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of Ordinary shares and Warrants, issuance expenses	$ 353

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 852	$ 557	$ 1,338	$ 1,294	$ 2,350
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation to employees and directors	84		168		214
Stock-based compensation expenses related to a consultant	212		688
Depreciation and amortization	55	58	119	126	253
Accrued severance pay, net	(27)	(1)	8	20	26
Change in accrued Interest pay		(5)
Erosion of non-dollar linked restricted cash and long term assets	1	(17)	5	(17)	(1)
Increase in trade receivables, net	(580)	(946)	(1,825)	(214)	(247)
Increase in fair value of convertible debentures		437		783	741
Decrease (increase) in other accounts receivable and prepaid expenses	206	67	(90)	(203)	(116)
Increase (decrease) in trade payables	(347)	(209)	74	(12)	38
Increase in deferred revenues	518	165	1,263	847	526
Increase (decrease) in accrued expenses and other accounts payable	(607)	1,118	(382)	1,040	585
Net cash provided by operating activities	367	1,224	1,366	3,664	4,369
Cash flows from investing activities:
Increase in restricted cash, net		(305)	(7)	(285)	(261)
Purchase of property and equipment	(25)	(75)	(64)	(157)	(250)
Increase in long-term deposits		(6)		(6)	(6)
Net cash used in investing activities	(25)	(386)	(71)	(448)	(517)
Cash flows from financing activities:
Proceeds from exercise of stock options	190	39	707	39	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses		2,656		2,656	2,521
Payment for repurchase convertible debentures tender					(551)
Repurchase of convertible debenture					(3,569)
Repayment of convertible debentures		(925)		(925)	(1,945)
Net cash provided by (used in) financing activities	190	1,770	707	1,770	(3,482)
Effect of exchange rate on cash and cash equivalents balances	(121)	78	(71)	38	(43)
Increase in cash and cash equivalents	411	2,686	1,931	5,024	327
Cash and cash equivalents at the beginning of the period	3,610	4,101	2,090	1,763	1,763
Cash and cash equivalents at the end of the period	4,021	6,787	4,021	6,787	2,090
Cash paid during the year for:
Tax	32	2	55	3	66
Interest		3		3	4
Non-cash activities:
Accrued ordinary shares issuance expenses		$ 159		$ 159	$ 24

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Business and organization:

Top Image Systems Ltd. ("TIS" or "the Company") is engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing. The Company's shares are traded on The NASDAQ capital market in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited Interim Financial Information:

The accompanying consolidated balance sheet as of June 30, 2012, consolidated statements of income for the three and six months ended June 30, 2011 and 2012 and consolidated statements of cash flows for the six and three months ended June 30, 2011 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, our consolidated results of operations for the three and six and three months ended June 30, 2011 and 2012 and our consolidated cash flows for the six months ended June 30, 2011 and 2012.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 28, 2012.

Results for the three and six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars and all references to "NIS" are to New Israeli Shekels.

b.	Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires our management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Principles of consolidation:

The Company's condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries, referred to herein as the group. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

d.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year.

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2011 and 2012 and for the year ended December 31, 2011. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2012	2011	2012	2011	2011
Unaudited				Audited

411,000	-	411,000	-	246,662

e.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

f.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market.

g.	Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" (ASU 2011-05). The amendments to Topic 220 (Comprehensive Income) eliminate the option of presenting the components of other comprehensive income as part of the statement of changes in stockholders' equity, require consecutive presentation of the statement of net income and other comprehensive income and require reclassification adjustments from other comprehensive income to net income to be shown on the financial statements. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company chose to present the total of comprehensive income, components of other comprehensive income and net income in a single continuous financial statement of comprehensive income.

The adoption of the standard did not have a material effect on our Consolidated Results of Operations and Financial Condition.

SHARES GRANTED TO CONSULTANTS	6 Months Ended
Jun. 30, 2012
SHARES GRANTED TO CONSULTANTS [Abstract]
SHARES GRANTED TO CONSULTANTS
NOTE 3:-	SHARES GRANTED TO CONSULTANTS

During the period ended June 30, 2012, the Company issued 150,000 of its ordinary shares to one of its consultant for services received during 2012. With respect to the service provided by the consultant, the Company recorded stock based compensation expenses in the amount of $688 and $212 for the six and three months ended June, 30, 2012, respectively. The shares are locked up for a period of nine months from the date they were issued.

Subsequent to June 30, 2012, in July 2012, the consultant is entitled to additional 100,000 ordinary shares.

BASIC AND DILUTED NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 4:-	BASIC AND DILUTED NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011
	Unaudited				Audited

Numerator for basic net earnings per share - net income available to shareholders	$1,338	$1,294	$852	$557	$2,350

Net income used for the computation of diluted net earnings per share	$1,338	$1,297	$852	$555	$2,354

Weighted average Ordinary shares outstanding	11,206,194	9,542,851	11,436,162	9,685,064	10,207,111

Effect of dilutive securities:

Employees, directors and consultants stock options	988,009	107,166	886,751	214,333	206,030

Warrants	137,954	-	168,188	-	3,106

Convertible debentures	-	1,092,684	-	1,092,684	684,407

	1,125,963	1,199,850	1,054,939	1,307,017	893,543

Diluted weighted average Ordinary shares outstanding	12,332,157	10,742,701	12,491,101	10,992,081	11,100,654

Net earnings per share

Basic	$0.12	$0.14	$0.07	$0.06	$0.23

Diluted	$0.11	$0.12	$0.07	$0.05	$0.21

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited Interim Financial Information
a.	Unaudited Interim Financial Information:

The accompanying consolidated balance sheet as of June 30, 2012, consolidated statements of income for the three and six months ended June 30, 2011 and 2012 and consolidated statements of cash flows for the six and three months ended June 30, 2011 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, our consolidated results of operations for the three and six and three months ended June 30, 2011 and 2012 and our consolidated cash flows for the six months ended June 30, 2011 and 2012.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 28, 2012.

Results for the three and six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars and all references to "NIS" are to New Israeli Shekels.

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires our management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
c.	Principles of consolidation:

The Company's condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries, referred to herein as the group. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

Basic and diluted net earnings (loss) per share
d.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year.

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2011 and 2012 and for the year ended December 31, 2011. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2012	2011	2012	2011	2011
Unaudited				Audited

411,000	-	411,000	-	246,662

Convertible debentures
e.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

Fair value of financial instruments
f.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market.

Comprehensive income
g.	Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" (ASU 2011-05). The amendments to Topic 220 (Comprehensive Income) eliminate the option of presenting the components of other comprehensive income as part of the statement of changes in stockholders' equity, require consecutive presentation of the statement of net income and other comprehensive income and require reclassification adjustments from other comprehensive income to net income to be shown on the financial statements. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company chose to present the total of comprehensive income, components of other comprehensive income and net income in a single continuous financial statement of comprehensive income.

The adoption of the standard did not have a material effect on our Consolidated Results of Operations and Financial Condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2012	2011	2012	2011	2011
Unaudited				Audited

411,000	-	411,000	-	246,662

BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011
	Unaudited				Audited

Numerator for basic net earnings per share - net income available to shareholders	$1,338	$1,294	$852	$557	$2,350

Net income used for the computation of diluted net earnings per share	$1,338	$1,297	$852	$555	$2,354

Weighted average Ordinary shares outstanding	11,206,194	9,542,851	11,436,162	9,685,064	10,207,111

Effect of dilutive securities:

Employees, directors and consultants stock options	988,009	107,166	886,751	214,333	206,030

Warrants	137,954	-	168,188	-	3,106

Convertible debentures	-	1,092,684	-	1,092,684	684,407

	1,125,963	1,199,850	1,054,939	1,307,017	893,543

Diluted weighted average Ordinary shares outstanding	12,332,157	10,742,701	12,491,101	10,992,081	11,100,654

Net earnings per share

Basic	$0.12	$0.14	$0.07	$0.06	$0.23

Diluted	$0.11	$0.12	$0.07	$0.05	$0.21

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share	411,000		411,000		246,662

SHARES GRANTED TO CONSULTANTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2012
SHARES GRANTED TO CONSULTANTS [Abstract]
Ordinary shares issued to consultant for services, shares	100,000		150,000
Stock based compensation expenses		$ 212	$ 688

BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of the computation of basic and diluted net earnings per share:
Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$ 852	$ 557	$ 1,338	$ 1,294	$ 2,350
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ 852	$ 555	$ 1,338	$ 1,297	$ 2,354
Weighted average Ordinary shares outstanding	11,436,162	9,685,064	11,206,194	9,542,851	10,207,111
Effect of dilutive securities:
Employees, directors and consultants stock options	886,751	214,333	988,009	107,166	206,030
Warrants	168,188		137,954		3,106
Convertible debentures		1,092,684		1,092,684	684,407
Total dilutive securities adjustment	1,054,939	1,307,017	1,125,963	1,199,850	893,543
Diluted weighted average Ordinary shares outstanding	12,491,101	10,992,081	12,332,157	10,742,701	11,100,654
Net earnings per share
Basic	$ 0.07	$ 0.06	$ 0.12	$ 0.14	$ 0.23
Diluted	$ 0.07	$ 0.05	$ 0.11	$ 0.12	$ 0.21